A2 Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
A2 Critical accounting estimates and judgments

A2 Critical accounting estimates and judgments

The preparation of financial statements and application of accounting standards often involve management’s judgment and the use of estimates and assumptions deemed to be reasonable at the time they are made. However, other results may be derived with different judgments or using different assumptions or estimates, and events may occur that could require a material adjustment to the carrying amount of the asset or liability affected. Examples of this could occur at change of strategy or restructuring. Judgments for accounting policies to be applied as well as estimates may also be impacted due to this. Following are the most important accounting policies subject to such judgments and the key sources of estimation uncertainty that the Company believes could have the most significant impact on the reported results and financial position.

The information in this note is grouped as per:

•	Key sources of estimation uncertainty

•	Judgments management has made in the process of applying the Company’s accounting policies.

Revenue recognition

Key sources of estimation uncertainty

The Company uses estimates and judgments in determining the amount and timing of revenue under IFRS 15, “Revenue from Contracts with Customers”, particularly when determining the transaction price and its allocation to performance obligations identified under the contract.

Transaction price may consist of variable elements such as discounts, performance related price and contract penalties. Transaction price, including variable considerations, is estimated at the commencement of the contract (and periodically thereafter). Judgment is used in the estimation process based on historical experience with the type of business and customer.

IFRS 15 also requires revenue to be allocated to each performance obligations by reference to their standalone selling prices. The Company considers that an adjusted market assessment approach should be used to estimate stand-alone selling prices for its products and services for the purposes of allocating transaction price. These estimates are comprised of prices set for similar customer and circumstances, adjusted to reflect appropriate profit margins for the market. Estimates are used to determine discounts that relate specifically to each performance obligations, thus impacting their stand-alone selling prices.

Judgments made in relation to accounting policies applied

Management applies judgment when assessing the customer’s ability and intention to pay in a contract. The assessment is based on the latest customer credit standing and the customer’s past payment history. This assessment may change during the contract execution, and if there is evidence of deterioration in the customer’s ability or intention to pay, then under IFRS 15 no further revenue shall be recognized until the collectability criteria is met. Conversely, this assessment may also change favorably over time, upon which revenue shall now be recognized on a contract that did not initially meet the collectability criteria.

Revenue for standard products shall be recognised when control over the equipment is transferred to the customer at a point in time. This assessment shall be viewed from a customer’s perspective considering indicators such as transfer of titles and risks, customer acceptance, physical possession, and billing rights. Judgment may be applied in determining whether risk and rewards have been transferred to the customer and whether the customer has accepted the products. In a sale of software licence, judgment may also be applied to determine when the software is made available to the customer by considering when they can direct the use of, and obtain substantially all the benefits of, the licence. Often all indicators of transfer of control are assessed together and an overall judgment formed as to when transfer of control has occurred in a customer contract.

Revenue for customised solutions shall be recognized over time if progress of completion can be reliably measured and enforceable right to payment exists over the duration of the contract. The progress of completion is estimated by reference to the output delivered such as achievement of contract milestones and customer acceptance. Judgment are applied when determining the appropriate revenue milestones that best reflect the progress of completion and are aligned with key acceptance stages within the contract.

Customer contract related balances

Key sources of estimation uncertainty for 2018

The Company monitors the financial stability of its customers, the environments in which they operate and historical credit losses. This is combined with expectations of future economic conditions to calculate expected credit losses (ECLs). ECLs on trade receivables and contract assets are assessed using a provision matrix based on days past due for groupings of customers that have historically had similar loss patterns. The amount of ECLs is sensitive to changes in the circumstances of our customers and the environments in which they operate as well as management’s expectations of future economic conditions. Actual credit losses may be higher or lower than expected. Total allowances for expected credit losses as of December 31, 2018 were SEK 4.1 billion or 6.0% of gross trade receivables and contract assets. For further detailed information see Note F1, “Financial risk management”.

Customer financing assets are valued at fair value on an individual basis. When market pricing is not available, an internal valuation model is applied considering external credit rating, political and commercial risks and bank pricing. Regular monitoring of customer behavior is also a part of the internal assessment.

Key sources of estimation uncertainty prior to 2018

The Company monitors the financial stability of its customers and the environment in which they operate to make estimates regarding the likelihood that the individual receivables will be paid. Total allowances for estimated losses as of December 31, 2017, were SEK 3.6 billion or 5.3% of gross trade and customer finance receivables. For further detailed information, see Note F1, “Financial risk management.”

Credit risks for outstanding customer finance credits are regularly assessed as well, and allowances are recorded for estimated losses.

Inventory valuation

Key sources of estimation uncertainty

Inventories are valued at the lower of cost and net realizable value. Estimates are required in relation to forecasted sales volumes and inventory balances. In situations where excess inventory balances are identified, estimates of net realizable values for the excess volumes are made. Inventory allowances for estimated losses as of December 31, 2018, amounted to SEK 2.6 (2.4) billion or 8% (9%) of gross inventory. For further detailed information, see Note B5, “Inventories.”

Acquired intellectual property rights and other intangible assets, including goodwill

Key sources of estimation uncertainty

At initial recognition, future cash flows are estimated, to ensure that the initial carrying values do not exceed the expected discounted cash flows for the items of this type of assets. After initial recognition, impairment testing is performed whenever there is an indication of impairment, in addition goodwill impairment testing is performed at least once per year. Negative deviations in actual cash flows compared to estimated cash flows as well as new estimates that indicate lower future cash flows might result in recognition of impairment charges. As disclosed in Note C1, “Intangible assets” impairment has been recognized due to changes during 2018 in the accounting estimates for future cash flows. Write-downs for intangible assets and goodwill amounted to SEK 0.5 (17.2) billion for 2018.

At December 31, 2018, the amount of acquired intellectual property rights and other intangible assets amounted to SEK 33.5 (32.0) billion, including goodwill of SEK 30.0 (27.8) billion.

For further discussion on goodwill, see Note A1, “Significant accounting policies”. Estimates related to acquired intangible assets are based on similar assumptions and risks as for goodwill. For more information, see Note C1, “Intangible assets.”

Judgments made in relation to accounting policies applied

At initial recognition and subsequent remeasurement, management judgments are made, both for key assumptions and regarding impairment indicators. In the purchase price allocation made for each acquisition, the purchase price shall be assigned to the identifiable assets, liabilities and contingent liabilities based on fair values for these assets. Any remaining excess value is reported as goodwill.

This allocation requires management judgment as well as the definition of cash-generating units for impairment testing purposes. Other judgments might result in significantly different results and financial position in the future.

Provisions

Key sources of estimation uncertainty

Provisions are mainly related to estimates for onerous contracts with customers and suppliers. Onerous customer contract provision includes estimate of costs to be incurred based on the latest conditions and progress on the contract. Assumptions on the probable outcomes of revenue and costs, which may include costs of potential compensation or penalties on exit, are revised regularly based on latest available information and the provision remeasured accordingly. Other sources for estimation uncertainty are restructuring program execution, patent and other litigations as well as for unresolved income tax and value added tax issues. As commented above in the initial part of this note the amounts may come to differ due to future reassessments and outcomes. As disclosed in Note D1, “Provisions” provisions have been recognized due to significant changes during 2018 and 2017 in the accounting estimates for customer contracts resulting in identification of onerous contracts.

At December 31, 2018, provisions amounted to SEK 16.0 (9.9) billion. For further detailed information, see Note D1, “Provisions.”

Judgments made in relation to accounting policies applied

Whether a present obligation is probable or not requires judgment. The nature and type of risks for these provisions differ and management’s judgment is applied regarding the nature and extent of obligations in deciding if an outflow of resources is probable or not.

Contingent liabilities

Key sources of estimation uncertainty

As disclosed under ‘Provisions’ there are uncertainties in the estimated amounts. The same type of uncertainty exists for contingent liabilities.

Judgments made in relation to accounting policies applied

As disclosed under Note A1, “Significant accounting policies” a potential obligation that is not likely to result in an economic outflow is classified as a contingent liability, with no impact on the Company’s financial statements. However, should an obligation in a later period be deemed to be probable, then a provision shall be recognized, impacting the financial statements.

Foreign exchange risks

Key sources of estimation uncertainty

Foreign exchange risk impacts the financial results of the Company, see further disclosure in Note F1, “Financial risk management,” under Foreign exchange risk.

Pension and other post-employment benefits

Key sources of estimation uncertainty

Accounting for the costs of defined benefit pension plans and other applicable post-employment benefits is based on actuarial valuations, relying on key estimates for discount rates, future salary increases, employee turnover rates and mortality tables. The discount rate assumptions are based on rates for high-quality fixed-income investments with durations as close as possible to the Company’s pension plans. In countries where there is not a deep market in high-quality corporate bonds, the market yields on government bonds shall be applied. Judgment is applied in determining the deepness of the high-quality corporate bond market in each country. The impact of applying an alternative discount rate based on Swedish covered bonds is disclosed in Note G1, “Post-employment benefits.” At December 31, 2018, defined benefit obligations for pensions and other post-employment benefits amounted to SEK 90.3 (87.6) billion and fair value of plan assets to SEK 64.3 (64.9) billion. For more information on estimates and assumptions, see Note G1, “Post-employment benefits.”

Deferred taxes

Key sources of estimation uncertainty

Deferred tax assets and liabilities are recognized for temporary differences and for tax loss carry-forwards. Deferred tax is recognized net of valuation allowances. The valuation of temporary differences and tax loss carry-forwards, is based on management’s estimates of future taxable profits in different tax jurisdictions against which the temporary differences and loss carry-forwards may be utilized.

The largest amounts of tax loss carry-forwards are reported in Sweden, with an indefinite period of utilization (i.e. with no expiry date), except for withholding taxes that expires after five years. For further information, see Note H1, “Taxes.”

At December 31, 2018, the value of deferred tax assets amounted to SEK 23.2 (22.0) billion. The deferred tax assets related to loss carry-forwards are reported as non-current assets.

Accounting for income tax, value added tax, and other taxes

Key sources of estimation uncertainty

Accounting for these items is based upon evaluation of income, value added and other tax rules in all jurisdictions where the Company performs activities. The total complexity of rules related to taxes and the accounting for these require management’s involvement in judgments regarding classification of transactions and in estimates of probable outcomes of claimed deductions and/or disputes.